UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4651

John Hancock Strategic Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2013

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock INVESTMENTS

John Hancock
Income Fund

Semiannual Report
11.30.13

A look at performance

Total returns for the period ended November 30, 2013

								SEC 30-day	SEC 30-day
	Average annual total returns (%)			Cumulative total returns (%)				yield (%)	yield (%)
	with maximum sales charge			with maximum sales charge				subsidized	unsubsidized[1]

								as of	as of
	1-year	5-year	10-year	6-months	1-year	5-year	10-year	11-30-13	11-30-13

Class A	–1.71	10.79	6.27	–5.09	–1.71	66.91	83.70	3.78	3.77

Class B	–2.50	10.80	6.17	–5.68	–2.50	66.98	81.97	3.25	3.24

Class C	1.28	11.03	6.02	–1.93	1.28	68.73	79.37	3.26	3.25

Class I2	3.34	12.20	7.15	–0.45	3.34	77.81	99.51	4.26	4.26

Class R1[2,3]	2.81	11.53	6.44	–0.62	2.81	72.60	86.62	3.60	3.60

Class R2[2,3]	3.23	11.82	6.71	–0.44	3.23	74.83	91.50	3.81	3.81

Class R3[2,3]	2.74	11.57	6.46	–0.73	2.74	72.87	87.01	3.71	3.70

Class R4[2,3]	3.23	11.94	6.79	–0.39	3.23	75.73	92.96	4.09	3.98

Class R5[2,3]	3.52	12.22	7.09	–0.28	3.52	78.00	98.40	4.29	4.28

Class R6[2,3]	3.59	12.34	7.25	–0.24	3.59	78.91	101.31	4.36	4.35

Index†	–1.61	5.33	4.71	–0.56	–1.61	29.64	58.47	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares. Effective 2-3-14, Class A sales charges of the fund are being reduced to 4.0%.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4*	Class R5	Class R6
Net (%)	0.90	1.60	1.60	0.51	1.20	0.95	1.10	0.70	0.50	0.45
Gross (%)	0.90	1.60	1.60	0.51	1.20	0.95	1.10	0.80	0.50	0.45

* The fund’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on September 30, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the Barclays U.S. Aggregate Bond Index.

See the following page for footnotes.

6	Income Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class B4	11-30-03	$18,197	$18,197	$15,847

Class C4	11-30-03	17,937	17,937	15,847

Class I2	11-30-03	19,951	19,951	15,847

Class R1[2]	11-30-03	18,662	18,662	15,847

Class R2[2]	11-30-03	19,150	19,150	15,847

Class R3[2]	11-30-03	18,701	18,701	15,847

Class R4[2]	11-30-03	19,296	19,296	15,847

Class R5[2]	11-30-03	19,840	19,840	15,847

Class R6[2]	11-30-03	20,131	20,131	15,847

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04.

Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 Unsubsidized yield reflects what the yield would have been without the effects of reimbursements and waivers.

2 For certain types of investors as described in the fund’s prospectuses.

3 Class R3, Class R4, and Class R5 shares were first offered on 5-21-09; Class R6 shares were first offered 9-1-11; Class R2 shares were first offered on 3-1-12. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R3, Class R4, Class R5, Class R6, and Class R2 shares, as applicable.

4 The contingent deferred sales charge is not applicable.

Semiannual report | Income Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

■ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2013, with the same investment held until November 30, 2013.

	Account value	Ending value	Expenses paid during
	on 6-1-13	on 11-30-13	period ended 11-30-13[1]

Class A	$1,000.00	$993.90	$4.35

Class B	1,000.00	991.90	7.84

Class C	1,000.00	990.40	7.83

Class I	1,000.00	995.50	2.65

Class R1	1,000.00	993.80	6.00

Class R2	1,000.00	995.60	4.40

Class R3	1,000.00	992.70	5.49

Class R4	1,000.00	996.10	3.50

Class R5	1,000.00	997.20	2.45

Class R6	1,000.00	997.60	2.25

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Income Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2013, with the same investment held until November 30, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 6-1-13	on 11-30-13	period ended 11-30-13[1]

Class A	$1,000.00	$1,020.70	$4.41

Class B	1,000.00	1,017.20	7.94

Class C	1,000.00	1,017.20	7.94

Class I	1,000.00	1,022.40	2.69

Class R1	1,000.00	1,019.10	6.07

Class R2	1,000.00	1,020.70	4.46

Class R3	1,000.00	1,019.60	5.57

Class R4	1,000.00	1,021.60	3.55

Class R5	1,000.00	1,022.60	2.48

Class R6	1,000.00	1,022.80	2.28

Remember, these examples do not include any transaction costs; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio of 0.87%, 1.57%, 1.57%, 0.53%, 1.20%, 0.88%, 1.10%, 0.70%, 0.49% and 0.45% for Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual report | Income Fund	9

Portfolio summary

Portfolio Composition[1]

Corporate Bonds	44.6%	Capital Preferred Securities	2.4%

Foreign Government Obligations	24.5%	Convertible Bonds	1.5%

Term Loans	12.9%	Common Stocks	0.7%

Collateralized Mortgage Obligations	5.7%	Asset Backed Securities	0.2%

Preferred Securities	5.6%	Short-Term Investments & Other	1.9%

Country Composition[1]

United States	59.4%	Sweden	2.2%

Australia	4.0%	Brazil	2.1%

Canada	3.7%	Philippines	2.0%

Ireland	2.9%	Thailand	2.0%

Singapore	2.8%	Other Countries	16.6%

New Zealand	2.3%

Quality Composition[1,2]

U.S. Government Agency CMO	0.7%	B	23.4%

AAA	13.6%	CCC & Below	3.2%

AA	6.4%	Equity	0.7%

A	4.0%	Preferred Securities	5.6%

BBB	19.1%	Not Rated	1.9%

BB	19.5%	Short-Term Investments & Other	1.9%

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if the creditor is unable or unwilling to make principal or interest payments. Illiquid securities may be difficult to sell at a price approximating their value. Investments in higher-yielding, lower-rated securities involve additional risks as these securities include a higher risk of default and loss of principal. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Currency transactions are impacted by fluctuations in exchange rates, which may adversely affect the U.S. dollar value of a fund’s investments. The use of hedging and derivatives transactions could produce disproportionate gains or losses and may increase volatility and costs. For additional information on these and other risk considerations, please see the fund’s prospectuses.

1 As a percentage of net assets on 11-30-13.

2 Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc., ratings. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-13 and do not reflect subsequent downgrades or upgrades, if any.

10	Income Fund | Semiannual report

Fund’s investments

As of 11-30-13 (unaudited)

		Maturity
	Rate (%)	date	Par value^	Value
Corporate Bonds 44.6%			$1,429,780,494

(Cost $1,395,468,239)

Consumer Discretionary 8.2%				264,707,236

Auto Components 1.2%

American Axle & Manufacturing, Inc.	6.625	10-15-22	10,180,000	10,765,350

Lear Corp.	8.125	03-15-20	3,600,000	3,978,000

Tenneco, Inc.	6.875	12-15-20	3,185,000	3,487,575

The Goodyear Tire & Rubber Company	7.000	05-15-22	16,115,000	17,363,913

The Goodyear Tire & Rubber Company	8.750	08-15-20	2,495,000	2,912,913

Automobiles 1.4%

Chrysler Group LLC	8.250	06-15-21	2,600,000	2,957,500

Ford Motor Company	4.750	01-15-43	8,750,000	7,818,843

Ford Motor Company	6.625	10-01-28	6,818,000	7,739,739

Ford Motor Company	7.450	07-16-31	3,662,000	4,467,552

Ford Motor Credit Company LLC	4.250	02-03-17	7,065,000	7,641,991

General Motors Financial
Company, Inc. (S)	4.250	05-15-23	15,605,000	14,863,763

Hotels, Restaurants & Leisure 0.3%

Arcos Dorados Holdings, Inc. (S)	10.250	07-13-16	BRL 10,025,000	4,101,478

Little Traverse Bay Bands of
Odawa Indians (S)	9.000	08-31-20	1,499,000	1,469,020

MGM Resorts International	8.625	02-01-19	3,375,000	3,974,063

Household Durables 0.3%

Beazer Homes USA, Inc.	6.625	04-15-18	1,605,000	1,725,375

Meritage Homes Corp.	7.000	04-01-22	3,160,000	3,341,700

Standard Pacific Corp.	8.375	05-15-18	3,025,000	3,524,125

Standard Pacific Corp.	8.375	01-15-21	1,835,000	2,110,250

Internet & Catalog Retail 0.3%

QVC, Inc.	5.950	03-15-43	8,760,000	7,752,477

Media 4.1%

AMC Entertainment, Inc.	8.750	06-01-19	4,210,000	4,504,700

Cablevision Systems Corp.	8.000	04-15-20	6,700,000	7,470,500

Cablevision Systems Corp.	8.625	09-15-17	4,905,000	5,677,538

CCO Holdings LLC	5.750	01-15-24	11,600,000	10,933,000

Cinemark USA, Inc.	4.875	06-01-23	15,590,000	14,615,625

Cinemark USA, Inc.	7.375	06-15-21	3,950,000	4,315,375

DISH DBS Corp.	5.000	03-15-23	8,745,000	8,329,613

See notes to financial statements	Semiannual report | Income Fund	11

		Maturity
	Rate (%)	date	Par value^	Value
Media (continued)

DISH DBS Corp.	5.875	07-15-22	1,940,000	$1,964,250

DISH DBS Corp.	7.875	09-01-19	15,250,000	17,651,875

Lamar Media Corp.	5.000	05-01-23	4,515,000	4,311,825

Quebecor Media, Inc.	7.375	01-15-21	CAD 1,310,000	1,329,973

Regal Entertainment Group	9.125	08-15-18	839,000	916,608

Shaw Communications, Inc.	5.500	12-07-20	CAD 3,155,000	3,275,731

Shaw Communications, Inc.	5.700	03-02-17	CAD 2,325,000	2,400,250

Shaw Communications, Inc.	6.500	06-02-14	CAD 3,055,000	2,936,917

Sirius XM Radio, Inc. (S)	5.250	08-15-22	3,175,000	3,214,688

Sirius XM Radio, Inc. (S)	5.875	10-01-20	8,905,000	9,183,281

Univision Communications, Inc. (S)	6.750	09-15-22	9,130,000	10,043,000

Videotron, Ltd. (S)	7.125	01-15-20	CAD 4,670,000	4,735,838

Virgin Media Secured Finance PLC	5.250	01-15-21	2,210,000	2,258,503

WMG Acquisition Corp.	11.500	10-01-18	10,175,000	11,777,563

Multiline Retail 0.2%

Macy’s Retail Holdings, Inc.	7.875	08-15-36	6,800,000	7,687,312

Specialty Retail 0.3%

Toys R Us Property Company II LLC	8.500	12-01-17	1,575,000	1,632,094

Toys R Us, Inc.	10.375	08-15-17	7,940,000	7,503,300

Textiles, Apparel & Luxury Goods 0.1%

PVH Corp.	7.375	05-15-20	3,700,000	4,042,250

Consumer Staples 2.7%				86,122,546

Beverages 0.7%

Anheuser-Busch InBev Worldwide, Inc.	9.750	11-17-15	BRL 7,710,000	3,269,958

Constellation Brands, Inc.	3.750	05-01-21	6,920,000	6,522,100

Constellation Brands, Inc.	4.250	05-01-23	9,675,000	9,094,500

Corporacion Lindley SA (S)	6.750	11-23-21	3,160,000	3,381,200

Food & Staples Retailing 0.6%

Hawk Acquisition Sub, Inc. (S)	4.250	10-15-20	12,110,000	11,655,875

Sun Merger Sub, Inc. (S)	5.875	08-01-21	6,930,000	7,172,550

Food Products 0.3%

Corporacion Pesquera Inca SAC (S)	9.000	02-10-17	4,004,000	3,953,950

JBS Investments GmbH (S)	7.750	10-28-20	2,820,000	2,834,100

Marfrig Holding Europe BV (S)	8.375	05-09-18	1,760,000	1,632,400

TreeHouse Foods, Inc.	7.750	03-01-18	2,500,000	2,631,250

Household Products 0.6%

Harbinger Group, Inc. (S)	7.875	07-15-19	16,765,000	17,980,463

Tobacco 0.5%

Alliance One International, Inc. (S)	9.875	07-15-21	17,385,000	15,994,200

Energy 4.2%				134,298,111

Energy Equipment & Services 0.8%

Calfrac Holdings LP (S)	7.500	12-01-20	4,920,000	4,981,500

Inkia Energy, Ltd. (S)	8.375	04-04-21	12,190,000	13,195,675

PHI, Inc.	8.625	10-15-18	4,875,000	5,240,625

Trinidad Drilling, Ltd. (S)	7.875	01-15-19	2,490,000	2,645,625

12	Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Gas Utilities 0.3%

DCP Midstream LLC (5.850% to 5-21-23,
then 3 month LIBOR + 3.850%) (S)	5.850	05-21-43	8,310,000	$7,717,913

Oil, Gas & Consumable Fuels 3.1%

Arch Coal, Inc.	7.000	06-15-19	2,855,000	2,184,075

Arch Coal, Inc.	7.250	06-15-21	5,115,000	3,861,825

Carrizo Oil & Gas, Inc.	7.500	09-15-20	3,100,000	3,394,500

CNOOC Finance 2013, Ltd.	3.000	05-09-23	9,405,000	8,570,381

Ecopetrol SA	4.250	09-18-18	1,280,000	1,331,200

Ecopetrol SA	5.875	09-18-23	3,710,000	3,923,325

EP Energy LLC	7.750	09-01-22	5,100,000	5,737,500

MarkWest Energy Partners LP	6.500	08-15-21	2,012,000	2,172,960

MEG Energy Corp. (S)	6.375	01-30-23	2,405,000	2,429,050

Niska Gas Storage US LLC	8.875	03-15-18	4,380,000	4,588,050

Pertamina Persero PT (S)	5.250	05-23-21	3,910,000	3,729,163

Pertamina Persero PT (S)	6.500	05-27-41	2,800,000	2,380,000

Petrobras Global Finance BV	4.375	05-20-23	15,390,000	13,981,184

Petrobras International Finance Company	5.375	01-27-21	5,035,000	5,049,048

Petroleos Mexicanos	6.000	03-05-20	2,685,000	2,970,281

Sabine Pass Liquefaction LLC (S)	5.625	04-15-23	10,465,000	9,915,588

Samson Investment Company (S)	10.500	02-15-20	7,820,000	8,455,375

SandRidge Energy, Inc.	7.500	02-15-23	6,200,000	6,324,000

SM Energy Company (S)	5.000	01-15-24	8,050,000	7,768,250

Valero Energy Corp.	6.125	02-01-20	1,530,000	1,751,018

Financials 15.3%				489,018,668

Capital Markets 0.4%

HK Land Treasury SG	3.860	12-29-17	SGD 4,000,000	3,397,082

Temasek Financial I, Ltd.	3.265	02-19-20	SGD 12,250,000	10,319,560

Commercial Banks 3.2%

ANZ National International, Ltd.	2.950	07-27-15	SGD 11,000,000	9,015,652

Banco Safra SA (S)	10.250	08-08-16	BRL 4,641,000	1,888,808

Banco Votorantim SA (S)	6.250	05-16-16	BRL 10,930,000	5,184,592

Bancolombia SA	5.950	06-03-21	5,995,000	6,189,838

BBVA Bancomer SA (S)	6.500	03-10-21	5,570,000	5,848,500

DBS Bank, Ltd. (S)	6.890	12-23-13	IDR 66,000,000,000	5,467,476

Fifth Third Bancorp (5.100% to 6-30-23,
then 3 month LIBOR + 3.033%) (Q)	5.100	06-30-23	13,115,000	11,606,775

International Finance Corp.	3.875	02-26-18	NZD 10,482,000	8,243,207

National Australia Bank, Ltd.	6.000	02-15-17	AUD 5,420,000	5,247,661

Northgroup Preferred Capital Corp.
(6.378% to 10-15-17 then
3 month LIBOR + 1.173%) (Q)(S)	6.378	10-15-17	7,631,000	7,798,882

PNC Financial Services Group, Inc. (P)(Q)	4.459	01-06-14	3,540,000	3,540,000

PNC Funding Corp.	5.625	02-01-17	3,360,000	3,743,756

Regions Financial Corp.	7.375	12-10-37	4,085,000	4,410,370

Synovus Financial Corp.	5.125	06-15-17	1,595,000	1,642,850

The Royal Bank of Scotland PLC (P)	1.849	03-31-14	SGD 6,250,000	4,931,640

Valley National Bancorp	5.125	09-27-23	6,445,000	6,478,444

See notes to financial statements	Semiannual report | Income Fund	13

		Maturity
	Rate (%)	date	Par value^	Value
Commercial Banks (continued)

Westpac Banking Corp.	7.250	02-11-20	AUD 5,000,000	$5,115,092

Zions Bancorporation (5.800%
to 6-15-23, then 3 month
LIBOR + 3.800%) (Q)	5.800	06-15-23	7,675,000	6,869,125

Consumer Finance 0.1%

Discover Financial Services	5.200	04-27-22	3,100,000	3,262,108

Diversified Financial Services 7.9%

Banco Continental SA (7.375% to
10-7-20, then 3 month
LIBOR + 6.802%) (S)	7.375	10-07-40	3,455,000	3,673,660

Bank of America Corp. (8.000% to 1-30-18,
then 3 month LIBOR + 3.630%) (Q)	8.000	01-30-18	2,730,000	3,016,650

Citigroup, Inc.	6.250	06-29-17	NZD 9,880,000	8,254,766

Citigroup, Inc. (5.900% to 2-15-23,
then 3 month LIBOR + 4.230%) (Q)	5.900	02-15-23	4,350,000	4,089,000

Corporacion Andina de Fomento	3.750	01-15-16	5,610,000	5,850,994

EUROFIMA	6.000	01-28-14	AUD 14,285,000	13,063,908

European Investment Bank	4.250	02-04-15	NOK 85,900,000	14,421,907

European Investment Bank	5.375	05-20-14	AUD 17,636,000	16,243,981

European Investment Bank	6.500	09-10-14	NZD 5,685,000	4,730,028

General Electric Capital Australia
Funding Pty, Ltd.	7.000	10-08-15	AUD 2,600,000	2,513,125

General Electric Capital Corp.	4.250	01-17-18	NZD 5,330,000	4,214,360

General Electric Capital Corp.	4.875	04-05-16	SEK 69,000,000	11,232,378

General Electric Capital Corp.
(7.125% until 6-15-22, then
3 month LIBOR + 5.296%) (Q)	7.125	06-15-22	13,510,000	15,029,875

General Electric Capital Corp., Series A	7.625	12-10-14	NZD 33,700,000	28,425,452

Gruposura Finance (S)	5.700	05-18-21	5,165,000	5,307,038

Inter-American Development Bank	5.375	05-27-14	AUD 13,790,000	12,711,515

Intercorp Retail Trust (S)	8.875	11-14-18	3,985,000	4,184,250

International Bank for Reconstruction
& Development	2.125	05-29-17	NOK 17,190,000	2,813,242

International Bank for Reconstruction
& Development	3.250	04-14-14	NOK 34,300,000	5,626,267

International Bank for Reconstruction
& Development	4.500	08-16-16	NZD 9,400,000	7,708,892

International Bank for Reconstruction
& Development	5.375	12-15-14	NZD 14,720,000	12,211,382

KFW	4.000	12-15-14	NOK 38,410,000	6,411,750

KFW	5.750	05-13-15	AUD 22,750,000	21,569,260

KFW	6.000	01-19-16	AUD 11,500,000	11,099,352

KFW	6.000	08-20-20	AUD 14,600,000	14,374,820

Leucadia National Corp.	5.500	10-18-23	6,950,000	7,004,120

Merrill Lynch & Company, Inc. (P)	0.889	12-01-26	4,405,000	3,837,358

SPL Logistics Escrow LLC (S)	8.875	08-01-20	2,610,000	2,773,125

14	Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Insurance 1.5%

American International Group, Inc.
(8.175% to 5-15-38, then 3 month
LIBOR + 4.195%)	8.175	05-15-58	13,725,000	$16,476,863

Assured Guaranty Municipal Holdings, Inc.
(6.400% to 12-15-36, then 1 month
LIBOR + 2.215%) (S)	6.400	12-15-66	2,950,000	2,330,500

Glen Meadow Pass-Through Trust
(6.505% to 2-15-17, then 3 month
LIBOR + 2.125%) (S)	6.505	02-12-67	8,355,000	8,104,350

MetLife, Inc.	6.400	12-15-36	7,690,000	7,882,250

Prudential Financial, Inc.
(5.875% to 9-1-22, then
3 month LIBOR + 4.175%)	5.875	09-15-42	9,825,000	9,923,250

The Allstate Corp. (6.500% to
5-15-37, then 3 month
LIBOR + 2.120%)	6.500	05-15-57	4,390,000	4,565,600

Real Estate Investment Trusts 0.6%

Corrections Corp. of America	4.125	04-01-20	6,441,000	6,296,078

DDR Corp.	4.625	07-15-22	4,035,000	4,170,346

Host Hotels & Resorts LP	4.750	03-01-23	8,050,000	8,169,752

Real Estate Management & Development 1.1%

CapitaMalls Asia Treasury, Ltd.	3.950	08-24-17	SGD 14,250,000	11,933,604

CBRE Services, Inc.	5.000	03-15-23	6,010,000	5,777,113

Country Garden Holdings
Company, Ltd. (S)	7.500	01-10-23	3,075,000	2,975,063

Country Garden Holdings
Company, Ltd. (S)	11.125	02-23-18	2,090,000	2,332,963

Realogy Corp. (S)	7.625	01-15-20	770,000	860,475

Realogy Corp. (S)	7.875	02-15-19	4,590,000	5,014,575

Yanlord Land Group, Ltd. (S)	10.625	03-29-18	4,170,000	4,576,575

Thrifts & Mortgage Finance 0.5%

Nationstar Mortgage LLC	7.875	10-01-20	2,175,000	2,256,563

Nationstar Mortgage LLC	9.625	05-01-19	11,359,000	12,778,875

Health Care 2.1%				66,263,003

Biotechnology 0.1%

Grifols, Inc.	8.250	02-01-18	2,465,000	2,640,631

Health Care Providers & Services 1.7%

Community Health Systems, Inc.	7.125	07-15-20	2,540,000	2,628,900

Envision Healthcare Corp.	8.125	06-01-19	1,055,000	1,143,356

HCA, Inc.	7.500	02-15-22	10,400,000	11,570,000

HCA, Inc.	8.000	10-01-18	2,135,000	2,519,300

HCA, Inc.	8.500	04-15-19	10,000,000	10,687,500

Tenet Healthcare Corp. (S)	4.375	10-01-21	15,988,000	15,028,720

Tenet Healthcare Corp. (S)	6.000	10-01-20	6,845,000	7,153,025

WellCare Health Plans, Inc.	5.750	11-15-20	3,689,000	3,790,448

See notes to financial statements	Semiannual report | Income Fund	15

		Maturity
	Rate (%)	date	Par value^	Value
Pharmaceuticals 0.3%

AbbVie, Inc.	4.400	11-06-42	4,855,000	$4,435,635

Endo Pharmaceuticals Holdings, Inc.	7.250	01-15-22	3,765,000	4,075,613

Valeant Pharmaceuticals
International, Inc. (S)	7.000	10-01-20	550,000	589,875

Industrials 3.0%				96,567,958

Aerospace & Defense 0.3%

Kratos Defense & Security Solutions, Inc.	10.000	06-01-17	8,370,000	9,060,525

Airlines 0.7%

Air Canada (S)	6.750	10-01-19	2,360,000	2,448,500

Delta Air Lines 2002-1 Class G-1
Pass Through Trust	6.718	01-02-23	2,348,951	2,636,697

Delta Air Lines 2007-1 Class A
Pass Through Trust	6.821	08-10-22	3,340,202	3,757,727

TAM Capital 3, Inc. (S)	8.375	06-03-21	6,040,000	6,311,800

TAM Capital, Inc.	7.375	04-25-17	3,135,000	3,338,775

UAL 2009-1 Pass Through Trust	10.400	11-01-16	1,112,418	1,257,032

UAL 2009-2A Pass Through Trust	9.750	01-15-17	1,828,377	2,079,779

Building Products 0.3%

Nortek, Inc.	8.500	04-15-21	2,700,000	2,983,500

Nortek, Inc.	10.000	12-01-18	5,125,000	5,650,313

Voto-Votorantim Overseas Trading
Operations NV (S)	6.625	09-25-19	1,205,000	1,340,563

Commercial Services & Supplies 0.7%

Covanta Holding Corp.	7.250	12-01-20	7,700,000	8,409,540

Iron Mountain, Inc.	5.750	08-15-24	16,850,000	15,754,750

Construction & Engineering 0.2%

Empresas ICA SAB de CV (S)	8.375	07-24-17	2,340,000	2,293,200

Tutor Perini Corp.	7.625	11-01-18	4,835,000	5,185,538

Electrical Equipment 0.1%

Coleman Cable, Inc.	9.000	02-15-18	2,410,000	2,542,550

Industrial Conglomerates 0.4%

Odebrecht Finance, Ltd. (S)	7.125	06-26-42	4,390,000	4,077,213

Odebrecht Finance, Ltd. (Q)(S)	7.500	09-14-15	5,400,000	5,238,000

Smiths Group PLC (S)	7.200	05-15-19	520,000	612,052

Tenedora Nemak SA de CV (S)	5.500	02-28-23	2,810,000	2,718,675

Machinery 0.1%

Volvo Treasury AB (S)	5.950	04-01-15	2,590,000	2,752,429

Marine 0.2%

Navios Maritime Holdings, Inc.	8.125	02-15-19	4,310,000	4,396,200

Navios South American Logistics, Inc.	9.250	04-15-19	1,595,000	1,722,600

Information Technology 0.6%				19,721,763

Computers & Peripherals 0.2%

Seagate HDD Cayman	7.000	11-01-21	5,960,000	6,600,700

Internet Software & Services 0.1%

j2 Global, Inc.	8.000	08-01-20	1,935,000	2,084,963

16	Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
IT Services 0.2%

Brightstar Corp. (S)	9.500	12-01-16	6,890,000	$7,613,450

Software 0.1%

First Data Corp. (S)	8.875	08-15-20	3,080,000	3,422,650

Materials 3.9%				126,157,745

Chemicals 0.3%

TPC Group, Inc. (S)	8.750	12-15-20	8,560,000	9,041,500

Construction Materials 0.5%

Cemex Finance LLC (S)	9.375	10-12-22	3,100,000	3,433,250

China Shanshui Cement Group, Ltd. (S)	8.500	05-25-16	3,740,000	3,889,600

Votorantim Cimentos SA (S)	7.250	04-05-41	8,760,000	8,365,800

Vulcan Materials Company	7.500	06-15-21	1,330,000	1,499,575

Containers & Packaging 0.9%

AEP Industries, Inc.	8.250	04-15-19	4,050,000	4,353,750

Ardagh Packaging Finance PLC (S)	7.375	10-15-17	8,745,000	9,400,875

Ball Corp.	4.000	11-15-23	12,770,000	11,461,075

Owens-Brockway Glass Container, Inc.	7.375	05-15-16	2,440,000	2,754,150

Metals & Mining 1.9%

APERAM (S)	7.750	04-01-18	2,880,000	2,973,600

ArcelorMittal	7.250	03-01-41	8,940,000	8,493,000

CSN Islands XI Corp. (S)	6.875	09-21-19	1,560,000	1,614,600

CSN Islands XII Corp. (Q)(S)	7.000	09-23-15	2,800,000	2,342,200

Essar Steel Algoma, Inc. (S)	9.375	03-15-15	5,165,000	5,022,963

FMG Resources August 2006 Pty, Ltd. (S)	6.875	04-01-22	13,670,000	14,763,600

HudBay Minerals, Inc.	9.500	10-01-20	9,420,000	9,702,600

Rio Tinto Finance USA, Ltd.	7.125	07-15-28	3,985,000	4,994,958

Rio Tinto Finance USA, Ltd.	9.000	05-01-19	2,400,000	3,157,094

SunCoke Energy, Inc.	7.625	08-01-19	5,960,000	6,421,900

Vale Overseas, Ltd.	4.625	09-15-20	2,400,000	2,445,835

Paper & Forest Products 0.3%

Mercer International, Inc.	9.500	12-01-17	3,280,000	3,591,600

Sappi Papier Holding GmbH (S)	7.500	06-15-32	8,249,000	6,434,220

Telecommunication Services 2.9%				93,733,736

Diversified Telecommunication Services 1.9%

American Tower Corp.	4.700	03-15-22	3,640,000	3,665,516

American Tower Corp.	7.000	10-15-17	3,500,000	4,074,795

Crown Castle Towers LLC (S)	4.883	08-15-20	5,058,000	5,373,321

Frontier Communications Corp.	7.125	03-15-19	2,770,000	3,033,150

Frontier Communications Corp.	7.125	01-15-23	9,855,000	10,101,375

Frontier Communications Corp.	9.250	07-01-21	1,665,000	1,956,375

GTP Acquisition Partners I LLC (S)	7.628	06-15-16	5,175,000	5,580,513

Satelites Mexicanos SA de CV	9.500	05-15-17	4,452,000	4,852,680

SingTel Group Treasury Pte, Ltd.	3.488	04-08-20	SGD 2,250,000	1,869,344

T-Mobile USA, Inc.	6.125	01-15-22	12,610,000	12,846,438

T-Mobile USA, Inc.	6.836	04-28-23	3,090,000	3,213,600

Verizon Communications, Inc.	2.002	09-14-18	3,550,000	3,735,906

Wind Acquisition Finance SA (S)	7.250	02-15-18	1,500,000	1,575,000

See notes to financial statements	Semiannual report | Income Fund	17

		Maturity
	Rate (%)	date	Par value^	Value
Wireless Telecommunication Services 1.0%

ENTEL Chile SA (S)	4.875	10-30-24	11,545,000	$11,304,379

MetroPCS Wireless, Inc. (S)	6.250	04-01-21	4,814,000	5,006,560

MetroPCS Wireless, Inc. (S)	6.625	04-01-23	3,000,000	3,090,000

SBA Tower Trust (S)	5.101	04-17-17	4,770,000	5,151,734

SoftBank Corp. (S)	4.500	04-15-20	5,760,000	5,724,000

Sprint Communications, Inc. (S)	9.000	11-15-18	1,305,000	1,579,050

Utilities 1.7%				53,189,728

Electric Utilities 0.3%

Appalachian Power Company	5.000	06-01-17	2,305,000	2,541,820

Dubai Electricity & Water Authority (S)	7.375	10-21-20	4,890,000	5,721,300

Independent Power Producers & Energy Traders 1.2%

AES Corp.	4.875	05-15-23	19,339,000	18,227,008

Dynegy, Inc. (S)	5.875	06-01-23	9,015,000	8,474,100

GenOn Energy, Inc.	7.875	06-15-17	947,000	1,048,803

NRG Energy, Inc.	6.625	03-15-23	10,395,000	10,654,875

Multi-Utilities 0.1%

Dominion Resources, Inc.	5.600	11-15-16	2,680,000	2,992,515

Water Utilities 0.1%

Cia de Saneamento Basico do
Estado de Sao Paulo (S)	6.250	12-16-20	3,460,000	3,529,307

Convertible Bonds 1.5%				$46,745,866

(Cost $33,068,872)

Consumer Discretionary 1.0%				31,744,700

Automobiles 0.7%

Ford Motor Company	4.250	11-15-16	10,490,000	21,222,581

Media 0.3%

XM Satellite Radio, Inc. (S)	7.000	12-01-14	5,018,000	10,522,119

Financials 0.1%				3,444,285

Real Estate Investment Trusts 0.1%

Dundee International	5.500	07-31-18	CAD 1,570,000	1,470,190

Transglobe Apartment (S)	5.400	09-30-18	CAD 1,960,000	1,974,095

Health Care 0.1%				2,996,175

Health Care Equipment & Supplies 0.1%

Teleflex, Inc.	3.875	08-01-17	1,820,000	2,996,175

Industrials 0.3%				8,560,706

Airlines 0.3%

United Continental Holdings, Inc.	4.500	06-30-21	7,130,000	8,560,706

Foreign Government Obligations 24.5%			$784,783,589

(Cost $805,157,908)

Australia 2.8%				90,927,178
New South Wales Treasury Corp.	6.000	05-01-20	AUD 35,125,000	35,241,124

Queensland Treasury Corp.	6.000	10-21-15	AUD 34,711,000	33,361,042

Queensland Treasury Corp.	6.000	04-21-16	AUD 23,003,000	22,325,012

18	Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Bermuda 0.4%				$11,997,409
Government of Bermuda (S)	4.854	02-06-24	12,125,000	11,997,409

Brazil 1.3%				42,832,760
Federative Republic of Brazil	8.500	01-05-24	BRL 31,675,000	11,975,233

Federative Republic of Brazil	10.000	01-01-21	BRL 18,745,000	7,386,048

Federative Republic of Brazil	10.250	01-10-28	BRL 22,960,000	9,639,413

Federative Republic of Brazil	12.500	01-05-16	BRL 30,750,000	13,832,066

Canada 1.4%				43,330,857
Export Development Canada	3.500	02-20-18	NZD 9,440,000	7,341,779

Ontario School Boards Financing Corp.,
Series 01A2	6.250	10-19-16	CAD 8,485,000	8,988,007

Province of Ontario	6.250	06-16-15	NZD 24,690,000	20,780,576

Province of Quebec	6.750	11-09-15	NZD 7,310,000	6,220,495

Indonesia 0.1%				4,440,150
Republic of Indonesia (S)	5.875	03-13-20	4,140,000	4,440,150

Ireland 2.6%				82,573,114
Government of Ireland	5.400	03-13-25	EUR 53,710,000	82,573,114

Malaysia 1.9%				62,504,048
Government of Malaysia	3.314	10-31-17	MYR 22,000,000	6,764,867

Government of Malaysia	3.741	02-27-15	MYR 78,350,000	24,522,067

Government of Malaysia	3.835	08-12-15	MYR 50,450,000	15,844,227

Government of Malaysia	4.262	09-15-16	MYR 48,250,000	15,372,887

Mexico 1.4%				44,889,222
Government of Mexico	5.000	06-15-17	MXN 219,174,600	16,929,369

Government of Mexico	6.000	06-18-15	MXN 72,500,000	5,713,264

Government of Mexico	7.750	05-29-31	MXN 104,263,000	8,295,939

Government of Mexico	8.000	12-07-23	MXN 161,720,000	13,950,650

New Zealand 2.3%				72,736,151
Dominion of New Zealand	5.000	03-15-19	NZD 19,200,000	16,135,310

Dominion of New Zealand	6.000	12-15-17	NZD 38,005,000	33,168,934

Dominion of New Zealand	6.000	05-15-21	NZD 26,500,000	23,431,907

Norway 1.0%				31,543,513
Government of Norway	4.500	05-22-19	NOK 77,991,000	14,205,453

Government of Norway	5.000	05-15-15	NOK 101,202,000	17,338,060

Peru 0.1%				2,436,625
Republic of Peru	7.350	07-21-25	1,930,000	2,436,625

Philippines 2.0%				63,864,270
Republic of Philippines	4.950	01-15-21	PHP 608,000,000	14,514,220

Republic of Philippines	5.875	12-16-20	PHP 609,320,800	16,190,868

Republic of Philippines	6.250	01-14-36	PHP 252,000,000	6,188,464

Republic of Philippines	6.500	04-28-21	PHP 678,000,000	18,740,462

Republic of Philippines	8.125	12-16-35	PHP 254,043,000	8,230,256

Singapore 1.6%				50,635,590
Republic of Singapore	2.375	04-01-17	SGD 22,500,000	19,071,020

Republic of Singapore	3.250	09-01-20	SGD 36,490,000	31,564,570

See notes to financial statements	Semiannual report | Income Fund	19

		Maturity
	Rate (%)	date	Par value^	Value
South Korea 1.5%				$47,836,967
Korea Development Bank	4.375	08-10-15	1,530,000	1,615,103

Korea Treasury Bond Coupon Strips	3.389	09-10-18	KRW 1,205,430,000	969,636

Korea Treasury Bond Coupon Strips	3.389	03-10-18	KRW 1,205,430,000	989,810

Korea Treasury Bond Coupon Strips	3.397	03-10-17	KRW 1,205,430,000	1,027,984

Korea Treasury Bond Coupon Strips	3.398	09-10-17	KRW 1,205,430,000	1,008,643

Korea Treasury Bond Coupon Strips	3.407	09-10-16	KRW 1,205,430,000	1,047,315

Korea Treasury Bond Coupon Strips	3.414	03-10-16	KRW 1,205,430,000	1,065,618

Korea Treasury Bond Coupon Strips	3.422	09-10-15	KRW 1,205,430,000	1,083,469

Korea Treasury Bond Coupon Strips	3.426	03-10-15	KRW 1,205,430,000	1,100,159

Korea Treasury Bond Coupon Strips	3.430	09-10-14	KRW 1,205,430,000	1,116,231

Korea Treasury Bond Coupon Strips	3.439	03-10-14	KRW 1,205,430,000	1,131,260

Korea Treasury Bond Principal Strips, PO	3.389	09-10-18	KRW 41,928,000,000	33,726,466

Republic of Korea	3.500	03-10-17	KRW 1,500,000,000	1,432,301

Republic of Korea	5.750	09-10-18	KRW 502,000,000	522,972

Sweden 2.1%				68,529,288
Kingdom of Sweden	3.750	08-12-17	SEK 78,560,000	13,035,402

Kingdom of Sweden	4.500	08-12-15	SEK 129,600,000	20,951,995

Kingdom of Sweden	5.000	12-01-20	SEK 106,425,000	19,512,102

Svensk Exportkredit AB	7.625	06-30-14	NZD 18,040,000	15,029,789

Thailand 2.0%				63,706,447
Bank of Thailand	3.200	10-22-14	THB 1,217,750,000	38,194,003

Kingdom of Thailand	3.250	06-16-17	THB 815,000,000	25,512,444

Term Loans (M) 12.9%			$411,974,316

(Cost $410,660,392)

Consumer Discretionary 2.2%				70,380,678

Diversified Consumer Services 0.1%

Pacific Industrial Services BidCo Pty, Ltd.	5.000	10-02-18	2,125,000	2,146,250

Hotels, Restaurants & Leisure 0.5%

CCM Merger, Inc.	5.000	03-01-17	1,411,445	1,418,944

Hilton Worldwide Finance LLC	4.000	10-26-20	9,578,026	9,607,958

Las Vegas Sands LLC	2.670	11-23-16	3,254,892	3,253,535

Travelport LLC	6.250	06-26-19	2,835,931	2,897,082

Media 0.8%

Clear Channel Communications, Inc.	3.814	01-29-16	3,524,819	3,405,367

Clear Channel Communications, Inc.	6.914	01-30-19	10,396,703	9,831,382

Mood Media Corp.	7.000	05-07-18	1,732,026	1,732,026

Univision Communications, Inc.	4.500	03-02-20	3,696,425	3,708,967

Virgin Media Investment Holdings, Ltd.	3.500	06-08-20	6,660,000	6,661,665

Multiline Retail 0.5%

Hudson’s Bay Company	4.750	11-04-20	14,765,000	14,949,563

Specialty Retail 0.2%

Toys R Us Property Company I LLC	6.000	08-21-19	8,110,000	7,878,865

Textiles, Apparel & Luxury Goods 0.1%

Burlington Coat Factory
Warehouse Corp.	4.250	02-23-17	2,877,383	2,889,074

20	Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Consumer Staples 1.2%				$37,841,110

Food & Staples Retailing 0.5%

Rite Aid Corp.	5.750	08-21-20	945,000	969,216

SUPERVALU, Inc.	5.000	03-21-19	14,725,601	14,787,728

Food Products 0.3%

Del Monte Corp.	4.000	03-08-18	6,429,714	6,432,337

HJ Heinz Company	3.500	06-05-20	2,613,450	2,629,784

Household Products 0.4%

The Sun Products Corp.	5.500	03-23-20	13,908,726	13,022,045

Energy 0.6%				19,741,208

Energy Equipment & Services 0.2%

Offshore Group Investment, Ltd.	6.250	10-26-17	7,006,250	7,032,523

Oil, Gas & Consumable Fuels 0.4%

Arch Coal, Inc.	5.750	05-16-18	8,113,403	7,914,624

Fieldwood Energy LLC	8.375	09-30-20	4,705,000	4,794,061

Financials 2.9%				90,893,030

Capital Markets 0.6%

Walter Investment Management Corp.	5.750	11-28-17	18,962,376	19,095,112

Diversified Financial Services 1.4%

Carestream Health, Inc.	5.000	06-07-19	24,494,938	24,747,554

Carestream Health, Inc.	9.500	06-07-19	13,055,000	13,142,038

Ocwen Loan Servicing LLC	5.000	02-15-18	5,502,350	5,557,374

Springleaf Financial Funding Company	4.750	09-25-19	1,180,715	1,192,522

Insurance 0.5%

HUB International, Ltd.	4.750	10-02-20	14,375,000	14,527,734

Real Estate Investment Trusts 0.4%

iStar Financial, Inc.	4.500	10-16-17	12,571,759	12,630,696

Health Care 1.4%				43,000,748

Biotechnology 0.3%

Aptalis Pharma, Inc.	6.000	09-18-20	8,369,797	8,437,802

Health Care Equipment & Supplies 0.1%

Biomet, Inc.	3.687	07-25-17	3,137,138	3,160,666

Health Care Providers & Services 0.7%

Catalent Pharma Solutions, Inc.	3.664	09-15-16	3,577,266	3,587,701

Catalent Pharma Solutions, Inc.	4.250	09-15-17	6,637,494	6,665,703

MModal, Inc.	7.750	08-15-19	3,091,470	2,616,710

National Mentor Holdings, Inc.	6.500	02-09-17	7,154,730	7,190,504

One Call Medical, Inc. (T)	TBD	11-20-20	2,380,000	2,359,175

Life Sciences Tools & Services 0.1%

Patheon, Inc.	7.250	12-06-18	1,950,300	1,967,365

Pharmaceuticals 0.2%

Valeant Pharmaceuticals
International, Inc.	4.500	08-05-20	6,942,538	7,015,122

See notes to financial statements	Semiannual report | Income Fund	21

		Maturity
Rate (%)		date	Par value^	Value
Industrials 1.0%				$32,737,155

Airlines 0.2%

Delta Air Lines, Inc.	3.500	04-20-17	7,624,500	7,634,031

Hotels, Restaurants & Leisure 0.4%

Four Seasons Holdings, Inc.	4.250	06-27-20	12,745,000	12,803,410

Road & Rail 0.1%

Swift Transportation Company LLC	4.000	12-21-17	2,086,451	2,098,969

Trading Companies & Distributors 0.3%

American Builders & Contractors
Supply Company, Inc.	3.500	04-16-20	10,205,000	10,200,745

Information Technology 1.2%				39,314,502

Communications Equipment 0.4%

Alcatel-Lucent USA, Inc.	5.750	01-30-19	12,877,738	12,995,247

Electronic Equipment, Instruments & Components 0.3%

Dell International LLC	4.500	04-29-20	10,720,000	10,607,901

Software 0.5%

BMC Software Finance, Inc.	5.000	09-10-20	9,110,000	9,182,124

First Data Corp.	4.166	03-24-17	1,797,065	1,800,808

First Data Corp.	4.166	03-23-18	3,562,924	3,570,823

First Data Corp.	4.166	09-24-18	1,155,000	1,157,599

Materials 0.9%				29,562,167

Chemicals 0.3%

US Coatings Acquisition, Inc.	4.750	02-01-20	9,139,075	9,213,330

Construction Materials 0.3%

Apex Tool Group LLC	4.500	01-31-20	6,820,725	6,848,860

Doncasters Group, Ltd.	5.500	04-09-20	3,795,925	3,826,767

Containers & Packaging 0.3%

Berry Plastics Group, Inc.	3.500	02-07-20	6,746,100	6,725,018

Consolidated Container Company, LLC	5.000	07-03-19	2,935,350	2,948,192

Telecommunication Services 0.6%				18,984,601

Diversified Telecommunication Services 0.6%

Crown Castle Operating Company	3.250	01-31-19	8,257,512	8,244,375

RentPath, Inc.	6.250	05-29-20	10,917,638	10,740,226

Utilities 0.9%				29,519,117

Electric Utilities 0.8%

La Frontera Generation LLC	4.500	09-30-20	16,512,795	16,646,961

Otter Products LLC	5.250	04-29-19	9,751,563	9,747,496

Independent Power Producers & Energy Traders 0.1%

Dynegy, Inc.	4.000	04-23-20	3,121,408	3,124,660

22	Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value

Capital Preferred Securities 2.4%				$77,485,553

(Cost $74,295,160)

Financials 2.4%				77,485,553

Commercial Banks 2.1%

First Midwest Capital Trust I, Series B	6.950	12-01-33	2,694,000	2,774,820

HSBC Finance Capital Trust IX
(5.911% to 11-30-15, then
3 month LIBOR + 1.926%)	5.911	11-30-35	12,255,000	12,714,563

M&T Capital Trust I	8.234	02-01-27	1,725,000	1,752,831

PNC Financial Services Group, Inc.
(6.750% to 8-1-21, then
3 month LIBOR + 3.678%) (Q)	6.750	08-01-21	5,830,000	6,106,925

USB Capital IX (P)(Q)	3.500	01-06-14	22,163,000	17,287,140

Wachovia Capital Trust III (P)(Q)	5.570	01-06-14	27,290,000	25,396,074

Diversified Financial Services 0.3%

BAC Capital Trust XIV, Series G (P)(Q)	4.000	12-23-13	15,070,000	11,453,200

Collateralized Mortgage Obligations 5.7%			$181,903,392

(Cost $172,885,772)

Commercial & Residential 4.9%				156,651,872
Adjustable Rate Mortgage Trust
Series 2004-5, Class 2A1 (P)	2.735	04-25-35	4,471,369	4,380,828

American Home Mortgage Assets LLC
Series 2006-6, Class XP IO	2.023	12-25-46	49,258,123	3,440,842

Banc of America Commercial Mortgage
Trust, Inc.
Series 2006-4, Class AM	5.675	07-10-46	5,850,000	6,441,534

Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-10, Class 12A3 (P)	2.758	01-25-35	4,387,968	4,351,294
Series 2005-2, Class A1 (P)	2.600	03-25-35	2,137,709	2,152,399
Series 2005-5, Class A2 (P)	2.250	08-25-35	2,518,310	2,520,370

Bear Stearns Alt-A Trust
Series 2004-12, Class 1A1 (P)	0.866	01-25-35	2,610,955	2,535,835
Series 2004-8, Class 1A (P)	0.866	09-25-34	865,167	836,759
Series 2005-7, Class 11A1 (P)	0.706	08-25-35	2,639,627	2,415,879

Chase Mortgage Finance Corp.
Series 2007-A1, Class 2A1 (P)	2.711	02-25-37	2,524,485	2,528,754

DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO	2.111	09-19-44	27,627,477	1,651,446
Series 2005-AR2, Class X2 IO	2.996	03-19-45	53,364,400	4,482,684

Extended Stay America Trust
Series 2013-ESHM, Class M (S)	7.625	12-05-19	7,300,000	7,396,748

Greenwich Capital Commercial
Funding Corp.
Series 2006-GG7, Class AM (P)	6.018	07-10-38	3,475,000	3,812,840

GS Mortgage Securities Corp. II
Series 2013, Class KYO (P) (S)	3.769	11-08-29	6,695,000	6,670,182

GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1 (P)	2.656	09-25-35	6,402,717	6,307,413

See notes to financial statements	Semiannual report | Income Fund	23

		Maturity
	Rate (%)	date	Par value^	Value
Commercial & Residential (continued)
HarborView Mortgage Loan Trust
Series 2005-2, Class IX IO	2.215	05-19-35	19,280,272	$1,181,921
Series 2005-9, Class 2A1C IO (P)	0.618	06-20-35	2,387,324	2,317,094
Series 2005-8, Class 1X IO	2.194	09-19-35	15,453,961	1,041,056
Series 2007-3, Class ES IO (S)	0.350	05-19-47	37,928,291	402,988
Series 2007-4, Class ES IO	0.350	07-19-47	40,689,927	432,330
Series 2007-6, Class ES IO (S)	0.342	08-19-37	31,638,038	336,154

Hilton USA Trust (C)(S)
Series 2013-HLF, Class EFL	3.919	11-05-30	4,470,000	4,478,755

IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.035	10-25-36	46,018,288	2,939,432
Series 2005-AR18, Class 2X IO	1.672	10-25-36	48,050,729	1,671,329

JP Morgan Mortgage Trust
Series 2007-A1, Class 1A1 (P)	2.806	07-25-35	4,943,324	4,957,363

Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1 (P)	2.157	12-25-34	2,159,457	2,149,388
Series 2005-A2, Class A2 (P)	2.553	02-25-35	2,074,031	2,069,381
Series 2006-3, Class 2A1 (P)	2.349	10-25-36	2,269,699	2,156,425
Series 2007-1, Class 2A1 (P)	2.680	01-25-37	14,178,989	14,045,919

Merrill Lynch Mortgage Investors, Inc.
Series 2005-2, Class 1A	1.666	10-25-35	3,740,180	3,617,711

Merrill Lynch Mortgage Trust
Series 2005-LC1, Class AM (P)	5.489	01-12-44	7,010,000	7,501,983

Merrill Lynch/Countrywide Commercial
Mortgage Trust
Series 2006-3, Class A4 (P)	5.414	07-12-46	2,975,000	3,249,667

Morgan Stanley Capital I Trust
Series 2007-IQ13, Class A4	5.364	03-15-44	8,460,000	9,386,810

Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1 (P)	2.471	10-25-34	3,208,295	3,134,514
Series 2004-9, Class 1A (P)	5.690	11-25-34	3,120,661	3,028,396

Opteum Mortgage Acceptance Corp.
Series 2005-4, Class 1APT (P)	0.476	11-25-35	3,837,272	3,496,891

Structured Asset Securities Corp.
Series 2003-7A, Class 3A6 (P)	2.509	12-25-33	3,321,670	3,253,868

WaMu Mortgage Pass Through Certificates
Series 2005-AR19, Class A1A2 (P)	0.456	12-25-45	4,773,591	4,264,325
Series 2005-AR6, Class 2A1A (P)	0.396	04-25-45	4,767,489	4,483,209
Series 2005-AR8, Class 2AB2 (P)	0.586	07-25-45	5,140,748	4,788,381

Wells Fargo Mortgage Backed Securities
Trust Series 2004-Z, Class 2A1 (P)	2.615	12-25-34	4,301,276	4,340,775

U.S. Government Agency 0.8%				25,251,520
Federal Home Loan Mortgage Corp.
Series 4077, Class IK IO	5.000	07-15-42	12,681,616	2,939,099

Federal National Mortgage Association
Series 2012-118, Class AI IO	3.500	11-25-37	13,400,725	2,322,914
Series 2013-46, Class MI IO	3.500	05-25-43	59,923,465	9,587,892
Series 402, Class 3 IO	4.000	11-25-39	3,741,549	731,320
Series 402, Class 4 IO	4.000	10-25-39	5,807,530	1,027,650
Series 402, Class 7 IO	4.500	11-25-39	7,943,367	1,481,293
Series 406, Class 3 IO	4.000	01-25-41	8,813,995	1,699,872
Series 407, Class 4 IO	4.500	03-25-41	13,793,757	2,095,345
Series 407, Class 7 IO	5.000	03-25-41	11,577,532	2,296,022
Series 407, Class 8 IO	5.000	03-25-41	5,756,760	1,070,113

24	Income Fund | Semiannual report	See notes to financial statements

			Shares	Value

Asset Backed Securities 0.2%				$7,215,594

(Cost $6,890,877)
Home Equity Asset Trust
Series 2003-1, Class M1 (P)	1.666	06-25-33	2,141,361	1,996,342

Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05-20-41	4,864,440	5,219,252

Common Stocks 0.7%				$23,496,936

(Cost $18,350,827)

Consumer Discretionary 0.0%				299,637

Auto Components 0.0%

Lear Corp.			3,614	299,637

Media 0.0%

Vertis Holdings, Inc. (I)			300,118	0

Financials 0.7%				23,008,160

Commercial Banks 0.7%

Talmer Bancorp, Inc. (I)(S)			1,983,302	22,366,218

Real Estate Investment Trusts 0.0%

Dundee International			79,684	641,942

Materials 0.0%				58,164

Chemicals 0.0%

LyondellBasell Industries NV, Class A			104	8,027

Containers & Packaging 0.0%

Rock-Tenn Company, Class A			531	50,137

Telecommunication Services 0.0%				130,975

Diversified Telecommunication Services 0.0%

Deutsche Telekom AG, ADR			8,253	130,975

Preferred Securities 5.6%				$180,306,049

(Cost $170,714,756)

Consumer Discretionary 0.5%				16,835,633

Auto Components 0.4%

The Goodyear Tire & Rubber Company,
5.875%			192,715	12,125,628

Household Durables 0.1%

Beazer Homes USA, Inc., 7.500%			144,125	4,710,005

Financials 3.6%				114,044,935

Commercial Banks 2.5%

First Tennessee Bank NA, 3.750% (S)			20,120	14,517,838

M&T Bank Corp., Series A, 6.375%			7,985	6,950,943

M&T Bank Corp., Series C, 6.375%			495	455,400

Regions Financial Corp., 6.375%			386,920	8,616,708

Synovus Financial Corp., 7.875%			196,990	5,391,616

U.S. Bancorp, 3.500%			8,280	6,052,680

U.S. Bancorp (6.500% to 1-15-22, then
3 month LIBOR + 4.468%)			385,125	10,298,243

See notes to financial statements	Semiannual report | Income Fund	25

			Shares	Value
Commercial Banks (continued)

Wells Fargo & Company, Series L, 7.500%			14,715	$16,572,769

Wintrust Financial Corp., 5.000%			1,030	1,258,531

Zions Bancorporation, 6.300%			170,072	4,081,728

Zions Bancorporation, 6.950%			154,580	4,057,725

Insurance 0.7%

Hartford Financial Services Group, Inc., 7.875%			440,525	12,788,441

MetLife, Inc., 5.000%			183,480	5,662,193

Reinsurance Group of America, Inc., 6.200%			128,754	3,235,588

Real Estate Investment Trusts 0.4%

FelCor Lodging Trust, Inc., Series A, 1.950%			99,725	2,413,345

Weyerhaeuser Company, 6.375%			213,265	11,691,187

Industrials 0.3%				10,388,972

Aerospace & Defense 0.3%

United Technologies Corp., 7.500%			158,950	10,388,972

Utilities 1.2%				39,036,509

Electric Utilities 0.7%

NextEra Energy, Inc., 5.799%			51,185	2,542,359

Nextera Energy, Inc., 5.889%			93,750	5,233,125

PPL Corp., 8.750%			300,235	15,861,415

Multi-Utilities 0.5%

Dominion Resources, Inc., 6.000%			281,580	15,399,610
		Maturity
	Rate (%)	date	Par value^	Value

Escrow Certificates 0.0%				$23,144

(Cost $142)

Consumer Discretionary 0.0%				23,144
Lear Corp., Series B (I)	8.750	12-01-16	2,645,000	23,144

			Shares	Value

Warrants 0.0%				$65,141

(Cost $0)
Lear Corp. (Expiration Date: 11-9-14; Strike Price: $0.005) (I)			403	65,141

			Par value	Value

Short-Term Investments 0.4%				$13,122,000

(Cost $13,122,000)

Repurchase Agreement 0.4%				13,122,000
Barclays Tri-Party Repurchase Agreement dated 11-29-13 at 0.070%
to be repurchased at $13,122,077 on 12-2-13, collateralized by
$13,454,100 U.S. Treasury Notes, 0.750%–2.125% due
12-31-15–3-31-18 (valued at $13,384,570, including interest)			$13,122,000	13,122,000

Total investments (Cost $3,100,614,945)† 98.5%			$3,156,902,074

Other assets and liabilities, net 1.5%				$49,569,744

Total net assets 100.0%			$3,206,471,818

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

26	Income Fund | Semiannual report	See notes to financial statements

Notes to Schedule of Investments

^ All par values are denominated in U.S. dollars unless otherwise indicated.

Currency abbreviations
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
EUR — Euro
IDR — Indonesian Rupiah
KRW — Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Krone
NZD — New Zealand Dollar
PHP — Philippine Peso
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht

ADR American Depositary Receipts

IO Interest-Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PO Principal-Only Security — (Principal Tranche of Stripped Security). Rate shown is the annualized yield at the end of the period.

TBD To Be Determined

(C) Security purchased on a when-issued or delayed delivery basis.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $525,068,309 or 16.4% of the fund’s net assets as of 11-30-13.

(T) This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

† At 11-30-13, the aggregate cost of investment securities for federal income tax purposes was $3,115,901,133. Net unrealized appreciation aggregated $41,000,941, of which $157,067,630 related to appreciated investment securities and $116,066,689 related to depreciated investment securities.

The fund had the following country concentration as a percentage of total net assets on 11-30-13:

United States	59.4%
Australia	4.0%
Canada	3.7%
Ireland	2.9%
Singapore	2.8%
New Zealand	2.3%
Sweden	2.2%
Brazil	2.1%
Philippines	2.0%
Thailand	2.0%
Other Countries	16.6%

Total	100.0%

See notes to financial statements	Semiannual report | Income Fund	27

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 11-30-13 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $3,100,614,945)	$3,156,902,074
Cash	5,596,127
Foreign currency, at value (Cost $4,661,625)	4,545,689
Cash held at broker for futures contracts	7,300,088
Receivable for investments sold	6,326,693
Receivable for fund shares sold	4,156,476
Receivable for forward foreign currency exchange contracts	27,957,943
Dividends and interest receivable	43,430,554
Receivable for futures variation margin	195,900
Other receivables and prepaid expenses	125,173

Total assets	3,256,536,717

Liabilities

Payable for investments purchased	13,891,660
Payable for forward foreign currency exchange contracts	21,541,626
Payable for fund shares repurchased	12,426,571
Distributions payable	1,231,441
Payable to affiliates
Accounting and legal services fees	64,785
Transfer agent fees	353,109
Distribution and service fees	11,604
Trustees’ fees	60,486
Other liabilities and accrued expenses	483,617

Total liabilities	50,064,899

Net assets	$3,206,471,818

Net assets consist of

Paid-in capital	$3,197,649,498
Accumulated distributions in excess of net investment income	(39,370,607)
Accumulated net realized gain (loss) on investments, futures contracts,
written options and foreign currency transactions	(14,015,124)
Net unrealized appreciation (depreciation) on investments, futures
contracts and translation of assets and liabilities in foreign currencies	62,208,051

Net assets	$3,206,471,818

28	Income Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($1,377,816,016 ÷ 208,924,908 shares)	$6.59
Class B ($157,959,198 ÷ 23,950,474 shares)[1]	$6.60
Class C ($618,248,824 ÷ 93,747,077 shares)[1]	$6.59
Class I ($1,015,451,431 ÷ 154,280,955 shares)	$6.58
Class R1 ($16,632,981 ÷ 2,513,920 shares)	$6.62
Class R2 ($1,801,602 ÷ 273,582 shares)	$6.59
Class R3 ($3,567,550 ÷ 541,138 shares)	$6.59
Class R4 ($3,936,832 ÷ 596,715 shares)	$6.60
Class R5 ($9,271,295 ÷ 1,407,809 shares)	$6.59
Class R6 ($1,786,089 ÷ 271,110 shares)	$6.59

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$6.90

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Income Fund	29

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 11-30-13 (unaudited)

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$85,808,286
Dividends	5,093,477
Less foreign taxes withheld	(133,778)

Total investment income	90,767,985

Expenses

Investment management fees	5,524,488
Distribution and service fees	6,515,441
Accounting and legal services fees	330,688
Transfer agent fees	2,321,380
Trustees’ fees	81,955
State registration fees	131,553
Printing and postage	117,736
Professional fees	119,441
Custodian fees	725,674
Registration and filing fees	45,434
Other	120,282

Total expenses	16,034,072
Less expense reductions	(96,894)

Net expenses	15,937,178

Net investment income	74,830,807

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(8,805,461)
Futures contracts	9,888,908
Written options	388,988
Foreign currency transactions	12,247,600
13,720,035
Change in net unrealized appreciation (depreciation) of
Investments	(89,217,790)
Futures contracts	(187,526)
Translation of assets and liabilities in foreign currencies	(28,900,555)
(118,305,871)
Net realized and unrealized loss	(104,585,836)

Decrease in net assets from operations	($29,755,029)

30	Income Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Six months
	ended	Year
	11-30-13	ended
	(Unaudited)	5-31-13

Increase (decrease) in net assets

From operations
Net investment income	$74,830,807	$164,573,638
Net realized gain	13,720,035	53,353,207
Change in net unrealized appreciation (depreciation)	(118,305,871)	99,249,198

Increase (decrease) in net assets resulting from operations	(29,755,029)	317,176,043

Distributions to shareholders
From net investment income
Class A	(33,081,901)	(89,217,619)
Class B	(3,157,611)	(8,243,033)
Class C	(12,548,630)	(33,927,185)
Class I	(24,675,332)	(33,001,896)
Class R1	(347,662)	(714,780)
Class R2	(25,343)	(6,331)
Class R3	(70,914)	(199,068)
Class R4	(92,355)	(150,744)
Class R5	(226,002)	(487,314)
Class R6	(26,329)	(21,228)
From net realized gain
Class A	—	(2,528,001)
Class B	—	(271,603)
Class C	—	(1,114,187)
Class I	—	(828,141)
Class R1	—	(21,851)
Class R2	—	(146)
Class R3	—	(6,044)
Class R4	—	(4,108)
Class R5	—	(11,194)
Class R6	—	(602)

Total distributions	(74,252,079)	(170,755,075)

From fund share transactions	(448,681,822)	318,329,046

Total increase (decrease)	(552,688,930)	464,750,014

Net assets

Beginning of period	3,759,160,748	3,294,410,734

End of period	$3,206,471,818	$3,759,160,748

Accumulated distributions in excess of net
investment income	($39,370,607)	($39,949,335)

See notes to financial statements	Semiannual report | Income Fund	31

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	11-30-13[1]	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09

Per share operating performance

Net asset value, beginning of period	$6.78	$6.47	$6.85	$6.32	$5.61	$6.40
Net investment income[2]	0.15	0.34	0.38	0.43	0.48	0.41
Net realized and unrealized gain (loss)
on investments	(0.19)	0.32	(0.35)	0.55	0.73	(0.64)
Total from investment operations	(0.04)	0.66	0.03	0.98	1.21	(0.23)
Less distributions
From net investment income	(0.15)	(0.34)	(0.39)	(0.43)	(0.47)	(0.42)
From net realized gain	—	(0.01)	(0.02)	(0.02)	(0.03)	(0.14)
Total distributions	(0.15)	(0.35)	(0.41)	(0.45)	(0.50)	(0.56)
Net asset value, end of period	$6.59	$6.78	$6.47	$6.85	$6.32	$5.61
Total return (%)[3,4]	(0.61)[5]	10.41	0.51	15.85	22.03	(3.06)

Ratios and supplemental data

Net assets, end of period (in millions)	$1,378	$1,676	$1,751	$1,775	$1,155	$720
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87[6]	0.90	0.93	0.91	0.85	0.93[7]
Expenses net of fee waivers and credits	0.87[6]	0.90	0.93	0.91	0.85	0.93[7]
Net investment income	4.47[6]	5.05	5.82	6.42	7.77	7.23
Portfolio turnover (%)	24	53	42	33	67	43

1 Six months ended 11-30-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

32	Income Fund | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	11-30-13[1]	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09

Per share operating performance

Net asset value, beginning of period	$6.78	$6.47	$6.85	$6.33	$5.61	$6.40
Net investment income[2]	0.12	0.29	0.33	0.38	0.44	0.37
Net realized and unrealized gain (loss)
on investments	(0.18)	0.32	(0.35)	0.54	0.73	(0.64)
Total from investment operations	(0.06)	0.61	(0.02)	0.92	1.17	(0.27)
Less distributions
From net investment income	(0.12)	(0.29)	(0.34)	(0.38)	(0.42)	(0.38)
From net realized gain	—	(0.01)	(0.02)	(0.02)	(0.03)	(0.14)
Total distributions	(0.12)	(0.30)	(0.36)	(0.40)	(0.45)	(0.52)
Net asset value, end of period	$6.60	$6.78	$6.47	$6.85	$6.33	$5.61
Total return (%)[3,4]	(0.81)[5]	9.64	(0.19)	14.86	21.37	(3.73)

Ratios and supplemental data

Net assets, end of period (in millions)	$158	$186	$179	$164	$144	$131
Ratios (as a percentage of average net assets):
Expenses before reductions	1.57[6]	1.60	1.63	1.61	1.55	1.63[7]
Expenses net of fee waivers and credits	1.57[6]	1.60	1.63	1.61	1.55	1.63[7]
Net investment income	3.78[6]	4.34	5.10	5.75	7.07	6.51
Portfolio turnover (%)	24	53	42	33	67	43

1 Six months ended 11-30-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS C SHARES Period ended	11-30-13[1]	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09

Per share operating performance

Net asset value, beginning of period	$6.78	$6.47	$6.85	$6.32	$5.61	$6.40
Net investment income[2]	0.12	0.29	0.33	0.38	0.44	0.37
Net realized and unrealized gain (loss)
on investments	(0.19)	0.32	(0.35)	0.55	0.72	(0.64)
Total from investment operations	(0.07)	0.61	(0.02)	0.93	1.16	(0.27)
Less distributions
From net investment income	(0.12)	(0.29)	(0.34)	(0.38)	(0.42)	(0.38)
From net realized gain	—	(0.01)	(0.02)	(0.02)	(0.03)	(0.14)
Total distributions	(0.12)	(0.30)	(0.36)	(0.40)	(0.45)	(0.52)
Net asset value, end of period	$6.59	$6.78	$6.47	$6.85	$6.32	$5.61
Total return (%)[3,4]	(0.96)[5]	9.64	(0.19)	15.04	21.18	(3.73)

Ratios and supplemental data

Net assets, end of period (in millions)	$618	$751	$757	$668	$400	$201
Ratios (as a percentage of average net assets):
Expenses before reductions	1.57[6]	1.60	1.63	1.61	1.55	1.63[7]
Expenses net of fee waivers and credits	1.57[6]	1.60	1.63	1.61	1.55	1.63[7]
Net investment income	3.78[6]	4.35	5.10	5.71	7.05	6.53
Portfolio turnover (%)	24	53	42	33	67	43

1 Six months ended 11-30-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Semiannual report | Income Fund	33

CLASS I SHARES Period ended	11-30-13[1]	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09

Per share operating performance

Net asset value, beginning of period	$6.77	$6.46	$6.84	$6.31	$5.59	$6.40
Net investment income[2]	0.16	0.36	0.40	0.45	0.51	0.42
Net realized and unrealized gain (loss)
on investments	(0.19)	0.33	(0.35)	0.55	0.73	(0.65)
Total from investment operations	(0.03)	0.69	0.05	1.00	1.24	(0.23)
Less distributions
From net investment income	(0.16)	(0.37)	(0.41)	(0.45)	(0.49)	(0.44)
From net realized gain	—	(0.01)	(0.02)	(0.02)	(0.03)	(0.14)
Total distributions	(0.16)	(0.38)	(0.43)	(0.47)	(0.52)	(0.58)
Net asset value, end of period	$6.58	$6.77	$6.46	$6.84	$6.31	$5.59
Total return (%)[3]	(0.45)[4]	10.83	0.90	16.36	22.71	(3.03)

Ratios and supplemental data

Net assets, end of period (in millions)	$1,015	$1,111	$577	$510	$141	$45
Ratios (as a percentage of average net assets):
Expenses before reductions	0.54[5]	0.52	0.53	0.48	0.48	0.57
Expenses net of fee waivers and credits	0.53[5]	0.52	0.53	0.48	0.48	0.57
Net investment income	4.81[5]	5.36	6.19	6.77	8.10	7.70
Portfolio turnover (%)	24	53	42	33	67	43

1 Six months ended 11-30-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Not annualized.
5 Annualized.
6 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS R1 SHARES Period ended	11-30-13[1]	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09

Per share operating performance

Net asset value, beginning of period	$6.80	$6.49	$6.86	$6.33	$5.61	$6.40
Net investment income[2]	0.14	0.32	0.36	0.41	0.46	0.38
Net realized and unrealized gain (loss)
on investments	(0.18)	0.32	(0.35)	0.56	0.73	(0.64)
Total from investment operations	(0.04)	0.64	0.01	0.97	1.19	(0.26)
Less distributions
From net investment income	(0.14)	(0.32)	(0.36)	(0.42)	(0.44)	(0.39)
From net realized gain	—	(0.01)	(0.02)	(0.02)	(0.03)	(0.14)
Total distributions	(0.14)	(0.33)	(0.38)	(0.44)	(0.47)	(0.53)
Net asset value, end of period	$6.62	$6.80	$6.49	$6.86	$6.33	$5.61
Total return (%)[3]	(0.62)[4]	10.03	0.29	15.68	21.61	(3.44)

Ratios and supplemental data

Net assets, end of period (in millions)	$17	$18	$12	$9	$8	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.21[5]	1.19	1.21	1.13	1.22	1.33
Expenses net of fee waivers and credits	1.20[5]	1.19	1.21	1.13	1.22	1.33
Net investment income	4.14[5]	4.72	5.52	6.24	7.42	6.81
Portfolio turnover (%)	24	53	42	33	67	43

1 Six months ended 11-30-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Not annualized.
5 Annualized.

34	Income Fund | Semiannual report	See notes to financial statements

CLASS R2 SHARES Period ended	11-30-13[1]	5-31-13	5-31-12[2]

Per share operating performance

Net asset value, beginning of period	$6.77	$6.46	$6.61
Net investment income[3]	0.15	0.34	0.08
Net realized and unrealized gain (loss) on investments	(0.18)	0.33	(0.14)
Total from investment operations	(0.03)	0.67	(0.06)
Less distributions
From net investment income	(0.15)	(0.35)	(0.09)
From net realized gain	—	(0.01)	—
Total Distributions	(0.15)	(0.36)	(0.09)
Net asset value, end of period	$6.59	$6.77	$6.46
Total return (%)[4]	(0.44)[5]	10.61	(0.85)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$2	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88[7]	0.73	0.72[7]
Expenses net of fee waivers and credits	0.88[7]	0.73	0.72[7]
Net investment income	4.55[7]	5.11	4.89[7]
Portfolio turnover (%)	24	53	42[8]

1 Six months ended 11-30-13. Unaudited.
2 The inception date for Class R2 shares is 3-1-12.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 6-1-11 to 5-31-12.

CLASS R3 SHARES Period ended	11-30-13[1]	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09[2]

Per share operating performance

Net asset value, beginning of period	$6.78	$6.47	$6.84	$6.31	$5.59	$5.58
Net investment income[3]	0.14	0.32	0.37	0.41	0.47	0.01
Net realized and unrealized gain (loss)
on investments	(0.19)	0.33	(0.35)	0.56	0.72	0.01
Total from investment operations	(0.05)	0.65	0.02	0.97	1.19	0.02
Less distributions
From net investment income	(0.14)	(0.33)	(0.37)	(0.42)	(0.44)	(0.01)
From net realized gain	—	(0.01)	(0.02)	(0.02)	(0.03)	—
Total distributions	(0.14)	(0.34)	(0.39)	(0.44)	(0.47)	(0.01)
Net asset value, end of period	$6.59	$6.78	$6.47	$6.84	$6.31	$5.59
Total return (%)[4]	(0.73)[5]	10.18	0.42	15.73	21.80	0.36[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$4	$3	$4	$2	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.10[7]	1.10	1.11	1.08	1.63	3.49[7,8]
Expenses net of fee waivers and credits	1.10[7]	1.10	1.11	1.08	1.25	1.25[7,8]
Net investment income	4.23[7]	4.83	5.61	6.10	7.43	6.02[7]
Portfolio turnover (%)	24	53	42	33	67	43[9]

1 Six months ended 11-30-13. Unaudited.
2 The inception date for Class R3 shares is 5-21-09.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
9 Portfolio turnover is shown for the period from 6-1-08 to 5-31-09.

See notes to financial statements	Semiannual report | Income Fund	35

CLASS R4 SHARES Period ended	11-30-13[1]	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09[2]

Per share operating performance

Net asset value, beginning of period	$6.78	$6.47	$6.84	$6.31	$5.59	$5.58
Net investment income[3]	0.15	0.35	0.38	0.43	0.49	0.01
Net realized and unrealized gain (loss)
on investments	(0.18)	0.32	(0.34)	0.56	0.72	0.01
Total from investment operations	(0.03)	0.67	0.04	0.99	1.21	0.02
Less distributions
From net investment income	(0.15)	(0.35)	(0.39)	(0.44)	(0.46)	(0.01)
From net realized gain	—	(0.01)	(0.02)	(0.02)	(0.03)	—
Total distributions	(0.15)	(0.36)	(0.41)	(0.46)	(0.49)	(0.01)
Net asset value, end of period	$6.60	$6.78	$6.47	$6.84	$6.31	$5.59
Total return (%)[4]	(0.39)[5]	10.51	0.69	16.06	22.17	0.36[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$4	$4	$3	$1	$1	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80[7]	0.81	0.81	0.80	0.92	3.25[7,8]
Expenses net of fee waivers and credits	0.70[7]	0.71	0.81	0.80	0.92	0.95[7,8]
Net investment income	4.66[7]	5.22	5.85	6.56	7.74	6.32[7]
Portfolio turnover (%)	24	53	42	33	67	43[9]

1 Six months ended 11-30-13. Unaudited.
2 The inception date for Class R4 shares is 5-21-09.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
9 Portfolio turnover is shown for the period from 6-1-08 to 5-31-09.

CLASS R5 SHARES Period ended	11-30-13[1]	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09[2]

Per share operating performance

Net asset value, beginning of period	$6.77	$6.47	$6.84	$6.31	$5.59	$5.58
Net investment income[3]	0.16	0.37	0.41	0.45	0.52	0.01
Net realized and unrealized gain (loss)
on investments	(0.18)	0.31	(0.35)	0.55	0.71	0.01
Total from investment operations	(0.02)	0.68	0.06	1.00	1.23	0.02
Less distributions
From net investment income	(0.16)	(0.37)	(0.41)	(0.45)	(0.48)	(0.01)
From net realized gain	—	(0.01)	(0.02)	(0.02)	(0.03)	—
Total distributions	(0.16)	(0.38)	(0.43)	(0.47)	(0.51)	(0.01)
Net asset value, end of period	$6.59	$6.77	$6.47	$6.84	$6.31	$5.59
Total return (%)[4]	(0.28)[5]	10.68	1.04	16.34	22.52	0.36[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$9	$9	$11	$2	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.50[7]	0.50	0.50	0.53	0.99	3.00[7,8]
Expenses net of fee waivers and credits	0.49[7]	0.50	0.50	0.53	0.65	0.65[7,8]
Net investment income	4.85[7]	5.44	6.22	6.80	8.23	6.62[7]
Portfolio turnover (%)	24	53	42	33	67	43[9]

1 Six months ended 11-30-13. Unaudited.
2 The inception date for Class R5 shares is 5-21-09.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
9 Portfolio turnover is shown for the period from 6-1-08 to 5-31-09.

36	Income Fund | Semiannual report	See notes to financial statements

CLASS R6 SHARES Period ended	11-30-13[1]	5-31-13	5-31-12[2]

Per share operating performance

Net asset value, beginning of period	$6.77	$6.46	$6.57
Net investment income[3]	0.16	0.36	0.30
Net realized and unrealized gain (loss) on investments	(0.18)	0.33	(0.08)
Total from investment operations	(0.02)	0.69	0.22
Less distributions
From net investment income	(0.16)	(0.37)	(0.31)
From net realized gain	—	(0.01)	(0.02)
Total distributions	(0.16)	(0.38)	(0.33)
Net asset value, end of period	$6.59	$6.77	$6.46
Total return (%)[4]	(0.24)[5]	10.92	3.41[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$2	$1	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.45[7]	0.45	0.46[7]
Expenses net of fee waivers and credits	0.45[7]	0.45	0.46[7]
Net investment income	4.94[7]	5.39	6.10[7]
Portfolio turnover (%)	24	53	42[8]

1 Six months ended 11-30-13. Unaudited.
2 The inception date for Class R6 shares is 9-1-11.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 6-1-11 to 5-31-12.

See notes to financial statements	Semiannual report | Income Fund	37

Notes to financial statements

(unaudited)

Note 1 — Organization

John Hancock Income Fund (the fund) is a series of John Hancock Strategic Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter (OTC) market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates,

38	Income Fund | Semiannual report

prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of November 30, 2013, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
INVESTMENTS IN SECURITIES	VALUE AT 11-30-13	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Corporate Bonds	$1,429,780,494	—	$1,424,313,018	$5,467,476
Convertible Bonds	46,745,866	—	46,745,866	—
Foreign Government
Obligations	784,783,589	—	784,783,589	—
Term Loans	411,974,316	—	411,974,316	—
Capital Preferred Securities	77,485,553	—	77,485,553	—
Collateralized Mortgage
Obligations	181,903,392	—	180,731,920	1,171,472
Asset Backed Securities	7,215,594	—	7,215,594	—
Common Stocks	23,496,936	$1,130,718	—	22,366,218
Preferred Securities	180,306,049	164,529,680	15,776,369	—
Escrow Certificates	23,144	—	—	23,144
Warrants	65,141	—	65,141	—
Short-Term Investments	13,122,000	—	13,122,000	—

Total Investments
in Securities	$3,156,902,074	$165,660,398	$2,962,213,366	$29,028,310
Other Financial
Instruments:
Forward Foreign
Currency Contracts	$6,416,317	—	$6,416,317	—
Futures	(187,526)	($187,526)	—	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the portfolio for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Semiannual report | Income Fund	39

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. The fund may have limited rights to enforce the terms of an underlying loan.

At November 30, 2013, the fund had $3,139,975 in unfunded loan commitments outstanding.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any

40	Income Fund | Semiannual report

related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended November 30, 2013 were $1,471 For the six months ended November 30, 2013, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of May 31, 2013, the fund has a capital loss carryforward of $5,860,110 available to offset future net realized capital gains. These carryforwards expire as follows: $301,137 — May 31, 2017 and $5,558,973 — May 31, 2018.

As of May 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Semiannual report | Income Fund	41

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, characterization of distributions, derivative transactions and amortization and accretion on debt securities.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts and certain options are typically traded through the OTC market. Non-deliverable forwards and currency options are all regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed. This right to close out and net payments across all transactions traded under the ISDA could result in a reduction of the fund’s risk to a counterparty equal to any amounts payable by the portfolios, if any.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures and certain options are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse

42	Income Fund | Semiannual report

and the clearing member. Securities pledged by the fund for exchange-traded and cleared transactions, if any are identified in the Fund’s investments.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable/payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended November 30, 2013, the fund used futures contracts to manage duration of the fund. During the six months ended November 30, 2013, the fund held futures contracts with notional values ranging from $340.9 million to $552.7 million, as measured at each quarter end. The following table summarizes the contracts held at November 30, 2013.

						UNREALIZED
OPEN	NUMBER OF		EXPIRATION			APPRECIATION
CONTRACTS	CONTRACTS	POSITION	DATE	NOTIONAL BASIS	NOTIONAL VALUE	(DEPRECIATION)

U.S. Treasury 10-Year	1,791	Short	Mar-2014	($224,569,989)	($224,546,625)	$23,364
Note Futures
U.S. Treasury Long	890	Short	Mar-2014	(116,156,610)	(116,367,500)	(210,890)
Bond Futures
						($187,526)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended November 30, 2013, the fund used forward foreign currency contracts to manage against anticipated currency exchange rates. During the six months ended

Semiannual report | Income Fund	43

November 30, 2013, the fund held forward foreign currency contracts with U.S. Dollar notional values ranging from $3.1 billion to $6.8 billion, as measured at each quarter end. The following table summarizes the contracts held at November 30, 2013.

					CONTRACTUAL			NET UNREALIZED
	CONTRACT		CONTRACT		SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
	TO BUY		TO SELL	COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

AUD	66,385,000	CAD	65,612,693	Barclays Bank	12-4-13	—	($1,324,102)	($1,324,102)
				PLC Wholesale
AUD	53,945,000	CAD	52,905,480	Deutsche Bank	12-4-13	—	(688,308)	(688,308)
				AG London
AUD	248,695,000	CAD	239,120,750	Royal Bank of	12-4-13	$1,326,968	—	1,326,968
				Canada
AUD	57,035,000	CAD	54,694,968	State Street	12-4-13	440,123	—	440,123
				Bank and Trust
				Company
AUD	47,110,000	CAD	45,735,801	Bank of	2-12-14	—	(282,850)	(282,850)
				Montreal
AUD	7,040,000	CAD	6,767,130	Royal Bank of	2-12-14	21,159	—	21,159
				Canada
AUD	14,095,000	CAD	13,614,501	Toronto	2-12-14	—	(19,477)	(19,477)
				Dominion Bank
AUD	68,653,024	USD	62,851,844	Barclays Bank	12-4-13	—	(364,428)	(364,428)
				PLC Wholesale
CAD	211,776,037	AUD	217,605,000	Royal Bank of	12-4-13	1,237,170	—	1,237,170
				Canada
CAD	56,106,416	AUD	58,000,000	State Street	12-4-13	9,836	—	9,836
				Bank and Trust
				Company
CAD	32,525,807	NZD	37,705,000	Bank of	12-4-13	—	(63,173)	(63,173)
				Montreal
CAD	7,249,372	NZD	8,720,000	Barclays Bank	12-4-13	—	(271,377)	(271,377)
				PLC Wholesale
CAD	47,070,172	NZD	55,845,000	Canadian	12-4-13	—	(1,132,438)	(1,132,438)
				Imperial Bank of
				Commerce
CAD	51,100,451	NZD	58,960,000	Deutsche Bank	12-4-13	126,370	—	126,370
				AG London
CAD	57,283,621	NZD	66,540,000	J. Aron &	12-4-13	—	(221,013)	(221,013)
				Company
CAD	134,701,504	NZD	155,970,000	Royal Bank of	12-4-13	—	(114,808)	(114,808)
				Canada
CAD	55,456,947	NZD	63,660,000	State Street	12-4-13	402,791	—	402,791
				Bank and Trust
				Company
CAD	42,902,958	NZD	49,305,000	Toronto	12-4-13	266,100	—	266,100
				Dominion Bank
CAD	34,011,224	NZD	39,410,000	Royal Bank of	2-12-14	50,051	—	50,051
				Canada
CAD	556,225,612	USD	527,978,749	Royal Bank of	12-4-13	—	(4,522,669)	(4,522,669)
				Canada
CAD	1,385,000	USD	1,340,106	UBS AG	12-4-13	—	(36,702)	(36,702)
EUR	108,298,354	USD	145,845,394	Bank of	12-4-13	1,310,436	—	1,310,436
				Montreal
EUR	17,110,000	USD	23,190,038	Deutsche Bank	12-4-13	59,034	—	59,034
				AG London
EUR	44,485,000	USD	60,090,649	J. Aron &	12-4-13	355,580	—	355,580
				Company

44	Income Fund | Semiannual report

					CONTRACTUAL			NET UNREALIZED
	CONTRACT		CONTRACT		SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
	TO BUY		TO SELL	COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

JPY	2,899,794,675	NZD	35,220,000	Canadian	12-4-13	—	($345,099)	($345,099)
				Imperial Bank of
				Commerce
NOK	388,269,519	USD	63,650,741	State Street	12-4-13	—	(281,192)	(281,192)
				Bank and Trust
				Company
NZD	24,000,000	CAD	20,598,600	Bank of	12-4-13	$138,779	—	138,779
				Montreal
NZD	17,440,000	CAD	15,109,580	Canadian	12-4-13	—	(32,095)	(32,095)
				Imperial Bank of
				Commerce
NZD	76,775,000	CAD	66,083,331	Deutsche Bank	12-4-13	265,829	—	265,829
				AG London
NZD	81,440,000	CAD	69,969,574	Royal Bank of	12-4-13	403,485	—	403,485
				Canada
NZD	83,495,000	CAD	72,479,261	State Street	12-4-13	—	(286,617)	(286,617)
				Bank and Trust
				Company
NZD	65,435,000	CAD	56,733,731	Toronto	12-4-13	—	(160,405)	(160,405)
				Dominion Bank
NZD	35,800,000	CAD	30,681,781	Royal Bank of	2-12-14	155,559	—	155,559
				Canada
NZD	35,220,000	JPY	2,865,816,180	Canadian	12-4-13	676,778	—	676,778
				Imperial Bank of
				Commerce
NZD	19,503,020	USD	16,166,443	Barclays Bank	12-4-13	—	(300,874)	(300,874)
				PLC Wholesale
NZD	241,446,481	USD	196,537,436	Deutsche Bank	12-4-13	—	(122,427)	(122,427)
				AG London
NZD	6,383,082	USD	5,195,829	Canadian	2-12-14	—	(28,668)	(28,668)
				Imperial Bank of
				Commerce
SEK	61,641,722	USD	9,587,924	Barclays Bank	12-4-13	—	(190,591)	(190,591)
				PLC Wholesale
SEK	421,888,798	USD	63,585,350	HSBC Bank USA	12-4-13	731,957	—	731,957
SGD	7,935,066	USD	6,372,575	Royal Bank of	12-4-13	—	(49,052)	(49,052)
				Canada
SGD	114,824,491	USD	91,822,129	State Street	12-4-13	—	(317,504)	(317,504)
				Bank and Trust
				Company
USD	201,109,395	AUD	219,108,024	Bank of Nova	12-4-13	1,679,082	—	1,679,082
				Scotia
USD	62,560,755	AUD	68,653,024	Barclays Bank	2-12-14	356,362	—	356,362
				PLC Wholesale
USD	520,411,466	CAD	540,475,930	Royal Bank of	12-4-13	11,777,190	—	11,777,190
				Canada
USD	527,030,744	CAD	556,225,612	Royal Bank of	2-12-14	4,469,112	—	4,469,112
				Canada
USD	207,739,084	EUR	156,506,047	Barclays Bank	12-4-13	—	(4,921,370)	(4,921,370)
				PLC Wholesale
USD	17,759,200	EUR	13,387,307	Standard	12-4-13	—	(431,476)	(431,476)
				Chartered Bank
USD	145,851,892	EUR	108,298,354	Bank of	2-12-14	—	(1,311,860)	(1,311,860)
				Montreal

Semiannual report | Income Fund	45

					CONTRACTUAL			NET UNREALIZED
	CONTRACT		CONTRACT		SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
	TO BUY		TO SELL	COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

USD	335,915	JPY	33,978,495	State Street	12-4-13	$4,237	—	$4,237
				Bank and Trust
				Company
USD	64,364,021	NOK	388,269,519	HSBC Bank USA	12-4-13	994,472	—	994,472
USD	63,482,149	NOK	388,269,519	State Street	2-12-14	276,317	—	276,317
				Bank and Trust
				Company
USD	89,953,884	NZD	112,829,502	Bank of Nova	12-4-13	—	($1,832,119)	(1,832,119)
				Scotia
USD	195,564,406	NZD	241,446,481	Deutsche Bank	2-12-14	111,369	—	111,369
				AG London
USD	73,651,100	SEK	483,530,520	HSBC Bank USA	12-4-13	—	(63,541)	(63,541)
USD	63,492,050	SEK	421,888,798	HSBC Bank USA	2-12-14	—	(735,245)	(735,245)
USD	96,738,002	SGD	122,759,557	UBS AG	12-4-13	—	(1,090,146)	(1,090,146)
USD	91,822,864	SGD	114,824,491	State Street	2-12-14	311,797	—	311,797
				Bank and Trust
				Company
						$27,957,943	($21,541,626)	$6,416,317

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.

46	Income Fund | Semiannual report

During the six months ended November 30, 2013, the fund used written options to manage against anticipated currency exchange rates. There were no open options contracts as of November 30, 2013.

	NUMBER OF	PREMIUMS
	CONTRACTS	RECEIVED

Outstanding, beginning of period	—	—
Options written	228,505,000	$1,003,560
Option closed	—	—
Options exercised	(160,315,000)	(614,572)
Options expired	(68,190,000)	(388,988)
Outstanding, end of period	—	—

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at November 30, 2013 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Interest rate contracts	Receivable/payable	Futures†	$23,364	($210,890)
	for futures

Foreign currency	Receivable/payable for	Forward foreign	27,957,943	(21,541,626)
contracts	forward foreign currency	currency
	exchange contracts	contracts
			$27,981,307	($21,752,516)

† Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the year end variation margin is separately disclosed in the Statements of assets and liabilities.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2013:

				FOREIGN
	STATEMENT OF	WRITTEN	FUTURES	CURRENCY
RISK	OPERATIONS LOCATION	OPTIONS	CONTRACTS	TRANSACTIONS*	TOTAL

Interest rate	Net realized gain (loss)	$388,988	$9,888,908	—	$10,277,896
contracts
Foreign currency Net realized gain (loss)		—	—	($29,439,367)	(29,439,367)
contracts
Total		$388,988	$9,888,908	($29,439,367)	($19,161,471)

* Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Semiannual report | Income Fund	47

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2013:

			TRANSLATION
			OF ASSETS
	STATEMENT OF		AND LIABILITIES
	OPERATIONS	FUTURES	IN FOREIGN
RISK	LOCATION	CONTRACTS	CURRENCIES*	TOTAL

Interest rate	Change in unrealized	($187,526)	—	($187,526)
contracts	appreciation
	(depreciation)
Foreign currency	Change in unrealized	—	($29,439,367)	(29,439,367)
contracts	appreciation
	(depreciation)

Total		($187,526)	(29,439,367)	($29,626,893)

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.60% of the first $100,000,000 of the fund’s average net assets; (b) 0.45% of the next $150,000,000 of the fund’s average net assets; (c) 0.40% of the next $250,000,000 of the fund’s average net assets; (d) 0.35% of the next $150,000,000 of the fund’s average net assets; and (e) 0.30% of the fund’s average daily net assets in excess of $650,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

Effective June 1, 2013, the Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock funds complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be

48	Income Fund | Semiannual report

amended or terminated at any time by the Advisor upon notice to the funds and with the approval of the Board of Trustees.

Accordingly, for the six months ended November 30, 2013, these expense waivers amounted to:

CLASS A	CLASS B	CLASS C	CLASS I	CLASS R1	CLASS R2	CLASS R3	CLASS R4	CLASS R5	CLASS R6	TOTAL

$41,556	$4,710	$18,707	$28,899	$474	$33	$95	$113	$262	$31	$94,880 < STRONG>

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2013 were equivalent to a net annual effective rate of 0.32% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended November 30, 2013 amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R2, Class R3 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	12b–1 FEES	SERVICE FEES

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%

The Distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares to limit the 12b-1 fees on Class R4 shares to 0.15% of the average daily net assets of Class R4 shares, until at least September 30, 2014, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. Accordingly, the fee limitation amounted to $2,014 for Class R4 shares for the six months ended November 30, 2013.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $677,893 for the six months ended November 30, 2013. Of this amount, $84,234 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $549,061 was paid as sales commissions to broker-dealers and $44,598 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B, and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed

Semiannual report | Income Fund	49

within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2013, CDSCs received by the Distributor amounted to $1,724, $217,737 and $30,577 for Class A, Class B, and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost was calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended November 30, 2013 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEE	AGENT FEE

Class A	$2,234,631	$1,104,543
Class B	843,556	125,034
Class C	3,350,290	496,814
Class I	—	590,767
Class R1	64,101	1,986
Class R2	2,463	139
Class R3	11,131	395
Class R4	7,117	473
Class R5	2,152	1,099
Class R6	—	130
Total	$6,515,441	$2,321,380

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock funds complex.

50	Income Fund | Semiannual report

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended November 30, 2013 and for the year ended May 31, 2013 were as follows:

	Six months ended 11-30-13			Year ended 5-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	10,247,698	$67,411,144	37,945,720	$255,013,905
Distributions reinvested	4,573,232	30,008,816	12,383,844	83,207,992
Repurchased	(53,064,058)	(348,763,922)	(73,614,565)	(495,291,868)

Net decrease	(38,243,128)	($251,343,962)	(23,285,001)	($157,069,971)

Class B shares

Sold	230,035	$1,516,897	4,052,462	$27,106,596
Distributions reinvested	415,602	2,727,735	1,077,034	7,238,538
Repurchased	(4,119,186)	(27,093,625)	(5,345,403)	(35,967,477)

Net decrease	(3,473,549)	($22,848,993)	(215,907)	($1,622,343)

Class C shares

Sold	2,760,714	$18,167,966	13,934,331	$93,529,730
Distributions reinvested	1,556,681	10,214,356	4,107,578	27,604,135
Repurchased	(21,376,959)	(140,559,906)	(24,217,868)	(163,019,067)

Net decrease	(17,059,564)	($112,177,584)	(6,175,959)	($41,885,202)

Class I shares
Sold	28,772,549	$188,826,321	109,114,349	$743,842,903
Distributions reinvested	3,402,429	22,282,467	3,985,941	26,765,627
Repurchased	(42,026,558)	(275,794,164)	(38,289,327)	(255,882,728)

Net increase (decrease)	(9,851,580)	($64,685,376)	74,810,963	$514,725,802

Class R1 shares

Sold	440,460	$2,904,434	1,255,937	$8,479,643
Distributions reinvested	42,976	282,928	82,316	555,587
Repurchased	(575,945)	(3,797,766)	(648,262)	(4,371,347)
Net increase (decrease)	(92,509)	($610,404)	689,991	$4,663,883

Class R2 shares

Sold	257,024	$1,687,644	17,081	$116,351
Distributions reinvested	654	4,293	10	66
Repurchased	(16,226)	(106,081)	(90)	(608)

Net increase	241,452	$1,585,856	17,001	$115,809

Class R3 shares

Sold	82,654	$542,935	229,599	$1,547,603
Distributions reinvested	10,768	70,664	30,189	202,988
Repurchased	(53,154)	(347,881)	(317,250)	(2,153,768)

Net increase (decrease)	40,268	$265,718	(57,462)	($403,177)

Class R4 shares

Sold	76,393	$503,880	391,559	$2,653,257
Distributions reinvested	14,046	92,193	23,034	154,852
Repurchased	(116,146)	(765,955)	(212,419)	(1,430,618)

Net increase (decrease)	(25,707)	($169,882)	202,174	$1,377,491

Semiannual report | Income Fund	51

	Six months ended 11-30-13			Year ended 5-31-13
	Shares	Amount	Shares	Amount
Class R5 shares

Sold	191,559	$1,260,981	806,330	$5,415,704
Distributions reinvested	33,497	219,534	72,555	486,364
Repurchased	(211,284)	(1,384,737)	(1,190,247)	(7,928,572)

Net increase (decrease)	13,772	$95,778	(311,362)	($2,026,504)

Class R6 shares

Sold	204,347	$1,331,300	70,502	$471,600
Distributions reinvested	3,698	24,284	2,370	16,021
Repurchased	(22,746)	(148,557)	(5,006)	(34,363)

Net increase	185,299	$1,207,027	67,866	$453,258

Total net increase (decrease)	(68,265,246)	($448,681,822)	45,742,304	$318,329,046

Affiliates of the fund owned 6% of shares of beneficial interest of both Class R2 and Class R6 on November 30, 2013.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $786,600,268 and $1,139,314,520, respectively, for the six months ended November 30, 2013.

52	Semiannual report | Income Fund

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
James R. Boyle†	John Hancock Asset Management a division of
Craig Bromley†	Manulife Asset Management (US) LLC
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott
Executive Vice President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Semiannual report | Income Fund	53

800-225-5291
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Income Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	91SA 11/13
MF167887	1/14

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series

By:	/s/ Hugh McHaffie
Hugh McHaffie
President

Date:	January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
Hugh McHaffie
President

Date:	January 24, 2014

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	January 24, 2014